UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: June 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

QS S&P 500 INDEX FUND

FORM N-Q

JUNE 30, 2018

QS S&P 500 INDEX FUND

Schedule of investments (unaudited)	June 30, 2018

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.3%
CONSUMER DISCRETIONARY - 12.9%
Auto Components - 0.2%
Aptiv PLC	2,828	$259,130
BorgWarner Inc.	2,590	111,784
Goodyear Tire & Rubber Co.	3,244	75,553

Total Auto Components		446,467

Automobiles - 0.4%
Ford Motor Co.	43,360	479,995
General Motors Co.	14,591	574,885
Harley-Davidson Inc.	2,359	99,267

Total Automobiles		1,154,147

Distributors - 0.1%
Genuine Parts Co.	1,813	166,415
LKQ Corp.	3,970	126,643	*

Total Distributors		293,058

Diversified Consumer Services - 0.0%
H&R Block Inc.	2,388	54,399

Hotels, Restaurants & Leisure - 1.6%
Carnival Corp.	4,964	284,487
Chipotle Mexican Grill Inc.	273	117,764	*
Darden Restaurants Inc.	1,476	158,021
Hilton Worldwide Holdings Inc.	3,070	243,021
Marriott International Inc., Class A Shares	3,599	455,633
McDonald’s Corp.	9,276	1,453,456
MGM Resorts International	5,820	168,955
Norwegian Cruise Line Holdings Ltd.	2,140	101,115	*
Royal Caribbean Cruises Ltd.	1,870	193,732
Starbucks Corp.	16,800	820,680
Wynn Resorts Ltd.	805	134,709
Yum! Brands Inc.	3,968	310,377

Total Hotels, Restaurants & Leisure		4,441,950

Household Durables - 0.4%
DR Horton Inc.	4,017	164,697
Garmin Ltd.	1,249	76,189
Leggett & Platt Inc.	1,381	61,648
Lennar Corp., Class A Shares	2,944	154,560
Mohawk Industries Inc.	739	158,346	*
Newell Brands Inc.	5,880	151,645
PulteGroup Inc.	2,747	78,976
Whirlpool Corp.	779	113,913

Total Household Durables		959,974

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	SHARES	VALUE
Internet & Direct Marketing Retail - 4.2%
Amazon.com Inc.	4,693	$7,977,161	*
Booking Holdings Inc.	566	1,147,333	*
Expedia Group Inc.	1,443	173,434
Netflix Inc.	5,054	1,978,287	*
TripAdvisor Inc.	1,646	91,699	*

Total Internet & Direct Marketing Retail		11,367,914

Leisure Products - 0.1%
Hasbro Inc.	1,422	131,265
Mattel Inc.	4,278	70,245

Total Leisure Products		201,510

Media - 2.3%
CBS Corp., Class B Shares, Non Voting Shares	4,244	238,598
Charter Communications Inc., Class A Shares	2,211	648,287	*
Comcast Corp., Class A Shares	53,826	1,766,031
Discovery Inc., Class A Shares	1,990	54,725	*
Discovery Inc., Class C Shares	4,184	106,692	*
DISH Network Corp., Class A Shares	2,780	93,436	*
Interpublic Group of Cos. Inc.	5,209	122,099
News Corp., Class A Shares	4,518	70,029
News Corp., Class B Shares	933	14,788
Omnicom Group Inc.	2,942	224,386
Twenty-First Century Fox Inc., Class A Shares	12,371	614,715
Twenty-First Century Fox Inc., Class B Shares	5,626	277,193
Viacom Inc., Class B Shares	4,290	129,387
Walt Disney Co.	17,415	1,825,266

Total Media		6,185,632

Multiline Retail - 0.5%
Dollar General Corp.	3,170	312,562
Dollar Tree Inc.	2,662	226,270	*
Kohl’s Corp.	1,562	113,870
Macy’s Inc.	4,198	157,131
Nordstrom Inc.	1,057	54,731
Target Corp.	6,280	478,034

Total Multiline Retail		1,342,598

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	SHARES	VALUE
Specialty Retail - 2.3%
Advance Auto Parts Inc.	1,000	$135,700
AutoZone Inc.	333	223,420	*
Best Buy Co. Inc.	2,856	213,000
CarMax Inc.	2,289	166,799	*
Foot Locker Inc.	1,045	55,019
Gap Inc.	2,770	89,720
Home Depot Inc.	13,553	2,644,190
L Brands Inc.	2,818	103,928
Lowe’s Cos. Inc.	9,533	911,069
O’Reilly Automotive Inc.	922	252,232	*
Ross Stores Inc.	4,498	381,206
Tiffany & Co.	1,245	163,842
TJX Cos. Inc.	7,320	696,718
Tractor Supply Co.	1,256	96,071
Ulta Beauty Inc.	717	167,391	*

Total Specialty Retail		6,300,305

Textiles, Apparel & Luxury Goods - 0.8%
Hanesbrands Inc.	4,800	105,696
Michael Kors Holdings Ltd.	1,513	100,766	*
NIKE Inc., Class B Shares	15,337	1,222,052
PVH Corp.	917	137,293
Ralph Lauren Corp.	631	79,329
Tapestry Inc.	3,278	153,116
Under Armour Inc., Class A Shares	2,300	51,704	*
Under Armour Inc., Class C Shares	2,316	48,821	*
VF Corp.	3,893	317,357

Total Textiles, Apparel & Luxury Goods		2,216,134

TOTAL CONSUMER DISCRETIONARY		34,964,088

CONSUMER STAPLES - 7.1%
Beverages - 1.7%
Brown-Forman Corp., Class B Shares	3,007	147,373
Coca-Cola Co.	45,034	1,975,191
Constellation Brands Inc., Class A Shares	2,015	441,023
Molson Coors Brewing Co., Class B Shares	2,269	154,383
Monster Beverage Corp.	4,561	261,345	*
PepsiCo Inc.	16,461	1,792,109

Total Beverages		4,771,424

Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	5,166	1,079,591
Kroger Co.	10,624	302,253
Sysco Corp.	5,856	399,906
Walgreens Boots Alliance Inc.	10,292	617,674
Walmart Inc.	16,832	1,441,661

Total Food & Staples Retailing		3,841,085

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	SHARES	VALUE
Food Products - 1.1%
Archer-Daniels-Midland Co.	6,730	$308,436
Campbell Soup Co.	2,523	102,282
Conagra Brands Inc.	5,208	186,082
General Mills Inc.	6,326	279,989
Hershey Co.	1,514	140,893
Hormel Foods Corp.	3,182	118,402
JM Smucker Co.	1,187	127,579
Kellogg Co.	2,585	180,614
Kraft Heinz Co.	7,014	440,619
McCormick & Co. Inc., Non Voting Shares	1,531	177,734
Mondelez International Inc., Class A Shares	17,106	701,346
Tyson Foods Inc., Class A Shares	3,274	225,415

Total Food Products		2,989,391

Health Care Providers & Services - 0.3%
CVS Health Corp.	11,993	771,750

Household Products - 1.4%
Church & Dwight Co. Inc.	3,152	167,560
Clorox Co.	1,434	193,948
Colgate-Palmolive Co.	10,027	649,850
Kimberly-Clark Corp.	3,938	414,829
Procter & Gamble Co.	29,810	2,326,969

Total Household Products		3,753,156

Personal Products - 0.2%
Coty Inc., Class A Shares	6,050	85,305
Estee Lauder Cos. Inc., Class A Shares	2,538	362,147

Total Personal Products		447,452

Tobacco - 1.0%
Altria Group Inc.	21,960	1,247,108
Philip Morris International Inc.	18,148	1,465,270

Total Tobacco		2,712,378

TOTAL CONSUMER STAPLES		19,286,636

ENERGY - 6.3%
Energy Equipment & Services - 0.8%
Baker Hughes a GE Co.	4,273	141,137
Halliburton Co.	10,174	458,440
Helmerich & Payne Inc.	1,517	96,724
National Oilwell Varco Inc.	4,715	204,631
Schlumberger Ltd.	16,230	1,087,897
TechnipFMC PLC	4,355	138,228

Total Energy Equipment & Services		2,127,057

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - 5.5%
Anadarko Petroleum Corp.	6,528	$478,176
Andeavor	1,557	204,247
Apache Corp.	4,731	221,174
Cabot Oil & Gas Corp.	5,836	138,897
Chevron Corp.	22,155	2,801,057
Cimarex Energy Co.	1,200	122,088
Concho Resources Inc.	1,700	235,195	*
ConocoPhillips	13,846	963,959
Devon Energy Corp.	6,538	287,411
EOG Resources Inc.	6,784	844,133
EQT Corp.	2,919	161,070
Exxon Mobil Corp.	48,972	4,051,454
Hess Corp.	3,191	213,446
HollyFrontier Corp.	1,992	136,313
Kinder Morgan Inc.	21,418	378,456
Marathon Oil Corp.	10,049	209,622
Marathon Petroleum Corp.	5,682	398,649
Newfield Exploration Co.	2,620	79,255	*
Noble Energy Inc.	5,769	203,530
Occidental Petroleum Corp.	8,628	721,991
ONEOK Inc.	4,646	324,430
Phillips 66	5,240	588,504
Pioneer Natural Resources Co.	1,883	356,339
Valero Energy Corp.	5,211	577,535
Williams Cos. Inc.	10,028	271,859

Total Oil, Gas & Consumable Fuels		14,968,790

TOTAL ENERGY		17,095,847

FINANCIALS - 13.7%
Banks - 6.1%
Bank of America Corp.	109,366	3,083,027
BB&T Corp.	9,313	469,748
Citigroup Inc.	29,247	1,957,209
Citizens Financial Group Inc.	5,426	211,071
Comerica Inc.	2,037	185,204
Fifth Third Bancorp	7,961	228,481

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	SHARES	VALUE
Banks - (continued)
Huntington Bancshares Inc.	14,019	$206,920
JPMorgan Chase & Co.	39,503	4,116,213
KeyCorp	13,250	258,905
M&T Bank Corp.	1,672	284,491
People’s United Financial Inc.	4,395	79,505
PNC Financial Services Group Inc.	5,488	741,429
Regions Financial Corp.	12,941	230,091
SunTrust Banks Inc.	4,629	305,607
SVB Financial Group	517	149,289	*
US Bancorp	17,836	892,157
Wells Fargo & Co.	51,649	2,863,421
Zions Bancorp	2,608	137,415

Total Banks		16,400,183

Capital Markets - 3.0%
Affiliated Managers Group Inc.	645	95,892
Ameriprise Financial Inc.	1,723	241,013
Bank of New York Mellon Corp.	11,868	640,041
BlackRock Inc.	1,482	739,577
Cboe Global Markets Inc.	1,390	144,657
Charles Schwab Corp.	13,591	694,500
CME Group Inc.	3,970	650,762
E*TRADE Financial Corp.	3,304	202,073	*
Franklin Resources Inc.	3,205	102,720
Goldman Sachs Group Inc.	4,136	912,278
Intercontinental Exchange Inc.	6,938	510,290
Invesco Ltd.	5,259	139,679
Moody’s Corp.	1,792	305,644
Morgan Stanley	15,997	758,258
MSCI Inc.	1,100	181,973
Nasdaq Inc.	1,123	102,496
Northern Trust Corp.	2,290	235,618
Raymond James Financial Inc.	1,200	107,220
S&P Global Inc.	3,078	627,573
State Street Corp.	4,195	390,513
T. Rowe Price Group Inc.	3,020	350,592

Total Capital Markets		8,133,369

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	SHARES	VALUE
Consumer Finance - 0.7%
American Express Co.	8,493	$832,314
Capital One Financial Corp.	5,787	531,825
Discover Financial Services	3,949	278,049
Synchrony Financial	8,465	282,562

Total Consumer Finance		1,924,750

Diversified Financial Services - 1.6%
Berkshire Hathaway Inc., Class B Shares	22,380	4,177,227	*
Jefferies Financial Group Inc.	3,299	75,019

Total Diversified Financial Services		4,252,246

Insurance - 2.3%
Aflac Inc.	8,538	367,305
Allstate Corp.	4,388	400,493
American International Group Inc.	10,131	537,146
Aon PLC	2,941	403,417
Arthur J Gallagher & Co.	2,300	150,144
Assurant Inc.	718	74,306
Brighthouse Financial Inc.	1,140	45,680	*
Chubb Ltd.	5,458	693,275
Cincinnati Financial Corp.	1,405	93,938
Everest Re Group Ltd.	561	129,299
Hartford Financial Services Group Inc.	3,849	196,799
Lincoln National Corp.	2,778	172,930
Loews Corp.	2,767	133,591
Marsh & McLennan Cos. Inc.	5,831	477,967
MetLife Inc.	12,540	546,744
Principal Financial Group Inc.	3,019	159,856
Progressive Corp.	6,614	391,218
Prudential Financial Inc.	4,749	444,079
Torchmark Corp.	1,095	89,144
Travelers Cos. Inc.	3,108	380,233
Unum Group	2,913	107,752
Willis Towers Watson PLC	1,392	211,027
XL Group Ltd.	2,910	162,815

Total Insurance		6,369,158

TOTAL FINANCIALS		37,079,706

HEALTH CARE - 13.8%
Biotechnology - 2.5%
AbbVie Inc.	17,534	1,624,525
Alexion Pharmaceuticals Inc.	2,616	324,776	*
Amgen Inc.	7,905	1,459,184
Biogen Inc.	2,496	724,439	*
Celgene Corp.	8,771	696,593	*

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	SHARES	VALUE
Biotechnology - (continued)
Gilead Sciences Inc.	15,440	$1,093,770
Incyte Corp.	2,078	139,226	*
Regeneron Pharmaceuticals Inc.	884	304,971	*
Vertex Pharmaceuticals Inc.	2,876	488,805	*

Total Biotechnology		6,856,289

Health Care Equipment & Supplies - 3.1%
Abbott Laboratories	20,573	1,254,747
ABIOMED Inc.	500	204,525	*
Align Technology Inc.	951	325,375	*
Baxter International Inc.	6,128	452,492
Becton Dickinson and Co.	3,141	752,458
Boston Scientific Corp.	15,895	519,767	*
Cooper Cos. Inc.	640	150,688
Danaher Corp.	7,240	714,443
DENTSPLY SIRONA Inc.	2,851	124,788
Edwards Lifesciences Corp.	2,461	358,248	*
Hologic Inc.	3,260	129,585	*
IDEXX Laboratories Inc.	1,100	239,734	*
Intuitive Surgical Inc.	1,302	622,981	*
Medtronic PLC	15,746	1,348,015
ResMed Inc.	1,710	177,122
Stryker Corp.	3,656	617,352
Varian Medical Systems Inc.	1,245	141,581	*
Zimmer Biomet Holdings Inc.	2,552	284,395

Total Health Care Equipment & Supplies		8,418,296

Health Care Providers & Services - 2.9%
Aetna Inc.	3,913	718,035
AmerisourceBergen Corp.	2,015	171,819
Anthem Inc.	2,962	705,045
Cardinal Health Inc.	3,864	188,679
Centene Corp.	2,575	317,266	*
Cigna Corp.	2,903	493,365
DaVita Inc.	1,479	102,702	*
Envision Healthcare Corp.	1,470	64,695	*
Express Scripts Holding Co.	6,381	492,677	*
HCA Healthcare Inc.	3,301	338,683
Henry Schein Inc.	1,642	119,275	*
Humana Inc.	1,620	482,161
Laboratory Corp. of America Holdings	1,203	215,974	*
McKesson Corp.	2,471	329,631
Quest Diagnostics Inc.	1,711	188,107
UnitedHealth Group Inc.	11,329	2,779,457
Universal Health Services Inc., Class B Shares	1,200	133,728

Total Health Care Providers & Services		7,841,299

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	SHARES	VALUE
Health Care Technology - 0.1%
Cerner Corp.	3,755	$224,511	*

Life Sciences Tools & Services - 0.9%
Agilent Technologies Inc.	3,664	226,582
Illumina Inc.	1,671	466,693	*
IQVIA Holdings Inc.	1,630	162,707	*
Mettler-Toledo International Inc.	286	165,488	*
PerkinElmer Inc.	1,592	116,582
Thermo Fisher Scientific Inc.	4,749	983,708
Waters Corp.	1,027	198,817	*

Total Life Sciences Tools & Services		2,320,577

Pharmaceuticals - 4.3%
Allergan PLC	3,797	633,036
Bristol-Myers Squibb Co.	18,850	1,043,159
Eli Lilly & Co.	11,252	960,133
Johnson & Johnson	31,209	3,786,900
Merck & Co. Inc.	31,487	1,911,261
Mylan NV	5,798	209,540	*
Nektar Therapeutics	1,850	90,335	*
Perrigo Co. PLC	1,347	98,210
Pfizer Inc.	69,719	2,529,405
Zoetis Inc.	5,521	470,334

Total Pharmaceuticals		11,732,313

TOTAL HEALTH CARE		37,393,285

INDUSTRIALS - 9.4%
Aerospace & Defense - 2.7%
Arconic Inc.	4,438	75,499
Boeing Co.	6,517	2,186,519
General Dynamics Corp.	3,231	602,291
Harris Corp.	1,507	217,822
Huntington Ingalls Industries Inc.	530	114,899
L3 Technologies Inc.	942	181,165
Lockheed Martin Corp.	2,935	867,087
Northrop Grumman Corp.	1,978	608,631
Raytheon Co.	3,473	670,914
Rockwell Collins Inc.	1,810	243,771
Textron Inc.	3,368	221,985
TransDigm Group Inc.	524	180,853
United Technologies Corp.	8,753	1,094,387

Total Aerospace & Defense		7,265,823

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	SHARES	VALUE
Air Freight & Logistics - 0.6%
CH Robinson Worldwide Inc.	1,644	$137,537
Expeditors International of Washington Inc.	1,952	142,691
FedEx Corp.	2,780	631,227
United Parcel Service Inc., Class B Shares	8,168	867,687

Total Air Freight & Logistics		1,779,142

Airlines - 0.4%
Alaska Air Group Inc.	1,196	72,227
American Airlines Group Inc.	5,125	194,545
Delta Air Lines Inc.	7,835	388,146
Southwest Airlines Co.	6,077	309,198
United Continental Holdings Inc.	2,621	182,762	*

Total Airlines		1,146,878

Building Products - 0.3%
Allegion PLC	1,271	98,325
AO Smith Corp.	1,780	105,287
Fortune Brands Home & Security Inc.	2,000	107,380
Johnson Controls International PLC	10,907	364,839
Masco Corp.	3,189	119,332

Total Building Products		795,163

Commercial Services & Supplies - 0.3%
Cintas Corp.	971	179,703
Copart Inc.	2,400	135,744	*
Republic Services Inc.	2,786	190,451
Stericycle Inc.	687	44,854	*
Waste Management Inc.	4,477	364,159

Total Commercial Services & Supplies		914,911

Construction & Engineering - 0.1%
Fluor Corp.	1,762	85,950
Jacobs Engineering Group Inc.	1,331	84,505
Quanta Services Inc.	1,672	55,845	*

Total Construction & Engineering		226,300

Electrical Equipment - 0.5%
AMETEK Inc.	2,761	199,234
Eaton Corp. PLC	4,990	372,953
Emerson Electric Co.	6,990	483,288
Rockwell Automation Inc.	1,523	253,168

Total Electrical Equipment		1,308,643

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	SHARES	VALUE
Industrial Conglomerates - 1.6%
3M Co.	7,010	$1,379,007
General Electric Co.	101,129	1,376,366
Honeywell International Inc.	8,809	1,268,936
Roper Technologies Inc.	1,278	352,613

Total Industrial Conglomerates		4,376,922

Machinery - 1.4%
Caterpillar Inc.	6,863	931,103
Cummins Inc.	1,745	232,085
Deere & Co.	3,590	501,882
Dover Corp.	1,999	146,327
Flowserve Corp.	619	25,007
Fortive Corp.	3,837	295,871
Illinois Tool Works Inc.	3,670	508,442
Ingersoll-Rand PLC	3,164	283,906
PACCAR Inc.	3,723	230,677
Parker-Hannifin Corp.	1,369	213,359
Pentair PLC	1,988	83,655
Snap-on Inc.	634	101,896
Stanley Black & Decker Inc.	1,970	261,636
Xylem Inc.	2,084	140,420

Total Machinery		3,956,266

Professional Services - 0.3%
Equifax Inc.	1,441	180,284
IHS Markit Ltd.	3,900	201,201	*
Nielsen Holdings PLC	3,464	107,142
Robert Half International Inc.	1,065	69,331
Verisk Analytics Inc.	1,678	180,620	*

Total Professional Services		738,578

Road & Rail - 1.0%
CSX Corp.	9,535	608,142
JB Hunt Transport Services Inc.	931	113,163
Kansas City Southern	1,296	137,324
Norfolk Southern Corp.	3,227	486,858
Union Pacific Corp.	9,204	1,304,023

Total Road & Rail		2,649,510

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	SHARES	VALUE
Trading Companies & Distributors - 0.2%
Fastenal Co.	3,137	$150,984
United Rentals Inc.	1,018	150,277	*
WW Grainger Inc.	491	151,424

Total Trading Companies & Distributors		452,685

TOTAL INDUSTRIALS		25,610,821

INFORMATION TECHNOLOGY - 25.8%
Communications Equipment - 1.1%
Cisco Systems Inc.	54,546	2,347,114
F5 Networks Inc.	818	141,064	*
Juniper Networks Inc.	4,447	121,937
Motorola Solutions Inc.	1,982	230,645

Total Communications Equipment		2,840,760

Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp., Class A Shares	3,264	284,458
Corning Inc.	10,851	298,511
FLIR Systems Inc.	1,536	79,826
IPG Photonics Corp.	440	97,077	*
TE Connectivity Ltd.	4,050	364,743

Total Electronic Equipment, Instruments & Components		1,124,615

Internet Software & Services - 5.3%
Akamai Technologies Inc.	2,096	153,490	*
Alphabet Inc., Class A Shares	3,474	3,922,806	*
Alphabet Inc., Class C Shares	3,518	3,924,857	*
eBay Inc.	11,285	409,194	*
Facebook Inc., Class A Shares	27,904	5,422,305	*
Twitter Inc.	7,930	346,303	*
VeriSign Inc.	1,013	139,207	*

Total Internet Software & Services		14,318,162

IT Services - 4.5%
Accenture PLC, Class A Shares	7,297	1,193,716
Alliance Data Systems Corp.	617	143,884
Automatic Data Processing Inc.	5,038	675,797
Broadridge Financial Solutions Inc.	1,405	161,716
Cognizant Technology Solutions Corp., Class A Shares	6,645	524,889
DXC Technology Co.	3,480	280,523
Fidelity National Information Services Inc.	4,037	428,043
Fiserv Inc.	4,846	359,040	*
FleetCor Technologies Inc.	1,000	210,650	*
Gartner Inc.	1,110	147,519	*
Global Payments Inc.	2,000	222,980

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	SHARES	VALUE
IT Services - (continued)
International Business Machines Corp.	10,126	$1,414,602
Mastercard Inc., Class A Shares	10,545	2,072,303
Paychex Inc.	3,605	246,402
PayPal Holdings Inc.	13,345	1,111,238	*
Total System Services Inc.	1,857	156,954
Visa Inc., Class A Shares	21,043	2,787,145
Western Union Co.	4,242	86,240

Total IT Services		12,223,641

Semiconductors & Semiconductor Equipment - 4.0%
Advanced Micro Devices Inc.	9,039	135,495	*
Analog Devices Inc.	4,189	401,809
Applied Materials Inc.	12,147	561,070
Broadcom Inc.	4,762	1,155,452
Intel Corp.	54,965	2,732,310
KLA-Tencor Corp.	1,687	172,968
Lam Research Corp.	1,933	334,119
Microchip Technology Inc.	2,762	251,204
Micron Technology Inc.	13,269	695,826	*
NVIDIA Corp.	7,021	1,663,275
Qorvo Inc.	1,650	132,281	*
QUALCOMM Inc.	17,461	979,911
Skyworks Solutions Inc.	2,296	221,908
Texas Instruments Inc.	11,507	1,268,647
Xilinx Inc.	3,066	200,087

Total Semiconductors & Semiconductor Equipment		10,906,362

Software - 6.0%
Activision Blizzard Inc.	8,628	658,489
Adobe Systems Inc.	5,797	1,413,367	*
ANSYS Inc.	887	154,498	*
Autodesk Inc.	2,586	338,999	*
CA Inc.	3,528	125,773
Cadence Design Systems Inc.	3,710	160,680	*
Citrix Systems Inc.	1,611	168,897	*
Electronic Arts Inc.	3,673	517,967	*
Intuit Inc.	2,852	582,678
Microsoft Corp.	89,604	8,835,850
Oracle Corp.	35,412	1,560,253
Red Hat Inc.	2,025	272,099	*
salesforce.com Inc.	7,932	1,081,925	*
Symantec Corp.	7,599	156,919
Synopsys Inc.	1,860	159,160	*
Take-Two Interactive Software Inc.	1,162	137,534	*

Total Software		16,325,088

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	SHARES	VALUE
Technology Hardware, Storage & Peripherals - 4.5%
Apple Inc.	57,577	$10,658,079
Hewlett Packard Enterprise Co.	17,869	261,066
HP Inc.	18,351	416,384
NetApp Inc.	2,943	231,114
Seagate Technology PLC	3,112	175,735
Western Digital Corp.	3,579	277,050
Xerox Corp.	2,916	69,984

Total Technology Hardware, Storage & Peripherals		12,089,412

TOTAL INFORMATION TECHNOLOGY		69,828,040

MATERIALS - 2.6%
Chemicals - 1.9%
Air Products & Chemicals Inc.	2,685	418,135
Albemarle Corp.	1,240	116,969
CF Industries Holdings Inc.	2,739	121,612
DowDuPont Inc.	26,925	1,774,896
Eastman Chemical Co.	1,766	176,530
Ecolab Inc.	2,949	413,833
FMC Corp.	1,706	152,192
International Flavors & Fragrances Inc.	967	119,869
LyondellBasell Industries NV, Class A Shares	3,696	406,006
Mosaic Co.	4,383	122,943
PPG Industries Inc.	2,881	298,846
Praxair Inc.	3,502	553,841
Sherwin-Williams Co.	1,002	408,385

Total Chemicals		5,084,057

Construction Materials - 0.1%
Martin Marietta Materials Inc.	775	173,081
Vulcan Materials Co.	1,591	205,334

Total Construction Materials		378,415

Containers & Packaging - 0.3%
Avery Dennison Corp.	1,026	104,755
Ball Corp.	3,966	140,991
International Paper Co.	4,914	255,921
Packaging Corp. of America	1,140	127,441
Sealed Air Corp.	1,947	82,650
WestRock Co.	3,002	171,174

Total Containers & Packaging		882,932

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	SHARES	VALUE
Metals & Mining - 0.3%
Freeport-McMoRan Inc.	16,084	$277,610
Newmont Mining Corp.	6,766	255,146
Nucor Corp.	3,332	208,250

Total Metals & Mining		741,006

TOTAL MATERIALS		7,086,410

REAL ESTATE - 2.8%
Equity Real Estate Investment Trusts (REITs) - 2.7%
Alexandria Real Estate Equities Inc.	960	121,123
American Tower Corp.	5,108	736,420
Apartment Investment & Management Co., Class A Shares	2,061	87,180
AvalonBay Communities Inc.	1,716	294,963
Boston Properties Inc.	1,989	249,460
Crown Castle International Corp.	4,496	484,759
Digital Realty Trust Inc.	2,369	264,333
Duke Realty Corp.	4,280	124,248
Equinix Inc.	913	392,490
Equity Residential	3,996	254,505
Essex Property Trust Inc.	693	165,676
Extra Space Storage Inc.	1,580	157,700
Federal Realty Investment Trust	900	113,895
GGP Inc.	7,722	157,761
HCP Inc.	4,799	123,910
Host Hotels & Resorts Inc.	8,863	186,743
Iron Mountain Inc.	2,809	98,343
Kimco Realty Corp.	5,780	98,202
Macerich Co.	965	54,841
Mid-America Apartment Communities Inc.	1,420	142,951
Prologis Inc.	6,444	423,306
Public Storage	1,831	415,381
Realty Income Corp.	3,100	166,749
Regency Centers Corp.	1,820	112,986
SBA Communications Corp.	1,476	243,717	*
Simon Property Group Inc.	3,556	605,196
SL Green Realty Corp.	1,171	117,721
UDR Inc.	3,450	129,513
Ventas Inc.	3,955	225,237
Vornado Realty Trust	2,157	159,446
Welltower Inc.	4,491	281,541
Weyerhaeuser Co.	7,974	290,732

Total Equity Real Estate Investment Trusts (REITs)		7,481,028

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	SHARES	VALUE
Real Estate Management & Development - 0.1%
CBRE Group Inc., Class A Shares	3,934	$187,809	*

TOTAL REAL ESTATE		7,668,837

TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 2.0%
AT&T Inc.	84,834	2,724,020
CenturyLink Inc.	11,742	218,871
Verizon Communications Inc.	47,672	2,398,378

TOTAL TELECOMMUNICATION SERVICES		5,341,269

UTILITIES - 2.9%
Electric Utilities - 1.8%
Alliant Energy Corp.	3,010	127,383
American Electric Power Co. Inc.	5,646	390,985
Duke Energy Corp.	8,133	643,158
Edison International	4,000	253,080
Entergy Corp.	2,216	179,031
Evergy Inc.	3,160	177,434
Eversource Energy	3,504	205,369
Exelon Corp.	11,396	485,470
FirstEnergy Corp.	5,168	185,583
NextEra Energy Inc.	5,536	924,678
PG&E Corp.	6,055	257,701
Pinnacle West Capital Corp.	1,201	96,752
PPL Corp.	7,827	223,461
Southern Co.	11,208	519,042
Xcel Energy Inc.	5,801	264,990

Total Electric Utilities		4,934,117

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	5,317	71,301
NRG Energy Inc.	3,403	104,472

Total Independent Power and Renewable Electricity Producers		175,773

Multi-Utilities - 0.9%
Ameren Corp.	2,600	158,210
CenterPoint Energy Inc.	5,024	139,215
CMS Energy Corp.	3,763	177,915
Consolidated Edison Inc.	3,791	295,622

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY		SHARES	VALUE
Multi-Utilities - (continued)
Dominion Energy Inc.		7,356	$501,532
DTE Energy Co.		2,014	208,711
NiSource Inc.		4,429	116,394
Public Service Enterprise Group Inc.		5,730	310,222
SCANA Corp.		1,656	63,789
Sempra Energy		3,095	359,361
WEC Energy Group Inc.		3,569	230,736

Total Multi-Utilities			2,561,707

Water Utilities - 0.1%
American Water Works Co. Inc.		2,039	174,090

TOTAL UTILITIES			7,845,687

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $110,031,451)			269,200,626

	RATE
SHORT-TERM INVESTMENTS - 0.6%
Invesco Treasury Portfolio, Institutional Class (Cost - $1,653,343)	1.826%	1,653,343	1,653,343

TOTAL INVESTMENTS - 99.9% (Cost - $111,684,794)			270,853,969
Other Assets in Excess of Liabilities - 0.1%			142,044

TOTAL NET ASSETS - 100.0%			$270,996,013

*	Non-income producing security.

At June 30, 2018, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
E-Mini S&P 500 Index	15	9/18	$2,081,670	$2,041,200	$(40,470)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS S&P 500 Index Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/ yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$269,200,626	—	—	$269,200,626

Short-Term Investments†	1,653,343	—	—	1,653,343

Total Investments	$270,853,969	—	—	$270,853,969

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$40,470	—	—	$40,470

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: August 22, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	August 22, 2018